Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Summary of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2022.

The 2022 net actuarial gain recognized in the defined benefit plans is largely due to an increase in discount rates used to value the benefit obligation, partially offset by actual returns on investments being lower than expected.

	December 31, 2022		December 31, 2021		December 31, 2020
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	106,748	91,983	157,478	125,968	179,018	128,167

Change in projected benefit obligation
Projected benefit obligation at beginning of year	157,478	125,968	179,018	128,167	168,791	110,347
Service cost	—	130	—	82	43	66
Interest cost	3,026	3,114	2,729	2,594	3,957	3,270
Benefits paid	(9,153)	(5,774)	(9,050)	(3,712)	(7,412)	(4,069)
Prior service cost	—	—	403	—	48	—
Settlement and curtailment of liability	—	—	(5,906)	—	(7,505)	—
Actuarial (gain) loss	(37,425)	(31,455)	(9,093)	(1,163)	18,326	18,553
Foreign exchange translation adjustment	(7,178)	—	(623)	—	2,770	—
Projected benefit obligation at end of year	106,748	91,983	157,478	125,968	179,018	128,167

Change in plan assets
Fair value of plan assets at beginning of year	179,025	—	182,516	—	175,400	—
Actual return on plan assets	(24,574)	—	10,265	—	14,945	—
Employer contribution	207	5,774	1,680	3,712	2,917	4,069
Plan settlement	—	—	(5,625)	—	(5,903)	—
Benefits paid	(9,153)	(5,774)	(9,050)	(3,712)	(7,412)	(4,069)
Foreign exchange translation adjustment	(8,211)	—	(761)	—	2,569	—
Fair value of plan assets at end of year	137,294	—	179,025	—	182,516	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	30,581	—	21,809	—	6,610	—
Accrued pension benefit cost included in employee benefit plans liability	(35)	(91,983)	(262)	(125,968)	(3,112)	(128,167)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	30,546	(91,983)	21,547	(125,968)	3,498	(128,167)

Schedule of amounts recognized in accumulated other comprehensive loss

		Year ended
		December 31, 2022		December 31, 2021		December 31, 2020
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes		(47,452)	14,528	(55,809)	(18,371)	(73,506)	(21,213)
Net prior service credit (cost)		(453)	(6,818)	(591)	(7,342)	(226)	(7,866)
Deferred income taxes assets (liabilities)		—	—	—	—	1,477	—
Net amount recognized in accumulated other comprehensive income (loss)		(47,905)	7,710	(56,400)	(25,713)	(72,255)	(29,079)

Annual benefit expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	—	130	58	82	97	66
Interest cost	Non-service employee benefits expense	3,027	3,114	2,729	2,594	3,960	3,270
Expected return on plan assets	Non-service employee benefits expense	(6,633)	—	(6,437)	N/A	(7,547)	N/A
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,218	1,444	2,766	1,679	2,412	—
Amortization of prior service (credit) loss	Non-service employee benefits expense	81	524	(25)	524	21	524
(Gain) loss on settlement	Net other gains (losses)/Non-service employee benefits expense	(907)	—	1,679	—	1,326	—
Defined benefit (income) expense		(2,214)	5,212	770	4,879	269	3,860
Defined contribution expense		7,825	—	8,259	—	8,933	—
Total benefit (income) expense		5,611	5,212	9,029	4,879	9,202	3,860
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year		6,218	31,455	14,772	1,163	(8,363)	(18,553)
Net loss (gain) on settlement reclassified to net income		(907)	—	—	—	—	—
Prior service credit (cost) arising during the year		—	—	(399)	—	(47)	—
Amortization of net actuarial (gains) losses		2,218	1,444	2,766	1,679	2,412	—
Amortization of prior service (credit) cost		81	524	(25)	524	20	524
Change in deferred taxes		—	—	(1,462)	—	456	—
Foreign exchange adjustment		885	—	203	—	(421)	—
Total changes recognized in other comprehensive income (loss)		8,495	33,423	15,855	3,366	(5,943)	(18,029)

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2022		December 31, 2021		December 31, 2020
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	2.30%	2.88%	1.90%	2.53%	2.65%	3.38%
Weighted average rate of compensation increases[1]	3.00%	N/A	2.20%	N/A	2.30%	N/A
Weighted average expected long-term rate of return on plan assets	4.45%	N/A	3.65%	N/A	4.60%	N/A
Weighted average annual medical cost increase rate	N/A	7.0% to 4.5% in 2040	N/A	7.2% to 4.5% in 2040	N/A	7.2% to 4.5% in 2040

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	5.20%	5.37%	2.30%	2.88%	1.90%	2.53%
Weighted average rate of compensation increases[1]	3.00%	N/A	3.00%	N/A	2.20%	N/A
Weighted average annual medical cost increase rate	N/A	6.9% to 4.5% in 2040	N/A	7.0% to 4.5% in 2040	N/A	7.0% to 4.5% in 2040
[1] Only the UK subsidiary plan is impacted by potential future compensation increases.

Schedule of allocation of plan assets

	December 31, 2022		December 31, 2021
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	71%	74%	39%	32%
Equity securities (including equity mutual funds)	19%	9%	51%	53%
Other	10%	17%	10%	15%
Total	100%	100%	100%	100%
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies", except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2022				December 31, 2021
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	35,332	—	35,332	—	23,040	—	23,040
Non-US governments debt securities	—	43,728	—	43,728	—	1,090	—	1,090
Corporate debt securities	—	18,050	—	18,050	—	45,596	—	45,596
Equity securities and mutual funds	954	25,172	—	26,126	1,111	90,193	—	91,304
Other	600	2,504	10,954	14,058	180	431	17,384	17,995
Total fair value of plans' assets	1,554	124,786	10,954	137,294	1,291	160,350	17,384	179,025

Schedule of expected benefit payments
Estimated 2023 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2023	—	5,044
Estimated benefit payments by year:
2023	7,300	5,044
2024	7,200	5,286
2025	7,100	5,536
2026	7,100	5,786
2027	7,700	5,999
2028-2032	36,000	32,319